SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		8 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash			$ 761,605
Cash Equivalents, at Carrying Value			0
Assets Held-in-trust			321,015,932
Unrecognized Tax Benefits			0
Cash, FDIC Insured Amount			250,000
Transaction costs	$ 18,158,033		18,158,033
Underwriting cost			17,393,750
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 764,283		$ 764,283
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	31,625,000	31,625,000
IPO [Member] | Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	31,625,000